Short-term investments - Schedule of Short-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term investments
Short-term investments	$ 101,078	$ 83,626
Time deposits
Short-term investments
Short-term investments	51,176	51,044
Investments in financial instruments
Short-term investments
Short-term investments	$ 49,902	$ 32,582